Financial assets - Nominal and fair value of financial assets (Details) ₺ in Thousands, € in Thousands, $ in Thousands	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Listed debt securities
Financial assets
Financial asset at fair value	₺ 106,023	₺ 3,049,667
Currency protected time deposits
Financial assets
Financial asset at fair value	8,869,828	6,648,418
16 February 2026 | EUR | Listed debt securities
Financial assets
Notional amount | €			€ 24,000
Financial asset at fair value		₺ 777,764
Fair Value Maturity Date		16 February 2026
8 July 2027 | EUR | Listed debt securities
Financial assets
Notional amount | €			15,000
Financial asset at fair value		₺ 459,852
Fair Value Maturity Date		8 July 2027
11 April 2023 | EUR | Listed debt securities
Financial assets
Notional amount | €			€ 5,000
Financial asset at fair value		₺ 164,732
Fair Value Maturity Date		11 April 2023
31 March 2025 | USD | Listed debt securities
Financial assets
Notional amount | $				$ 3,700
Financial asset at fair value		₺ 120,802
Fair Value Maturity Date		31 March 2025
14 July 2023 | USD | Listed debt securities
Financial assets
Notional amount | $				21,000
Financial asset at fair value		₺ 644,610
Fair Value Maturity Date		14 July 2023
25 March 2027 | USD | Listed debt securities
Financial assets
Notional amount | $				18,000
Financial asset at fair value		₺ 508,090
Fair Value Maturity Date		25 March 2027
13 November 2025 | USD | Listed debt securities
Financial assets
Notional amount | $				5,000
Financial asset at fair value		₺ 161,123
Fair Value Maturity Date		13 November 2025
25 January 2023 | USD | Listed debt securities
Financial assets
Notional amount | $				3,000
Financial asset at fair value		₺ 92,001
Fair Value Maturity Date		25 January 2023
10 August 2024 | USD | Listed debt securities
Financial assets
Notional amount | $				1,000
Financial asset at fair value		₺ 30,549
Fair Value Maturity Date		10 August 2024
22 February 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	1,191,635
Financial asset at fair value	₺ 1,732,409
Fair Value Maturity Date	22 February 2024
26 February 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 1,071,635
Financial asset at fair value	₺ 1,722,282
Fair Value Maturity Date	26 February 2024
27 February 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 955,742
Financial asset at fair value	₺ 1,155,750
Fair Value Maturity Date	27 February 2024
26 April 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 599,368
Financial asset at fair value	₺ 715,056
Fair Value Maturity Date	26 April 2024
10 May 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 972,020
Financial asset at fair value	₺ 499,665
Fair Value Maturity Date	10 May 2024
12 February 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 207,853
Financial asset at fair value	₺ 418,545
Fair Value Maturity Date	12 February 2024
28 February 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 700,000
Financial asset at fair value	₺ 778,068
Fair Value Maturity Date	28 February 2024
31 July 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 428,045
Financial asset at fair value	₺ 474,316
Fair Value Maturity Date	31 July 2024
16 August 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 269,857
Financial asset at fair value	₺ 325,875
Fair Value Maturity Date	16 August 2024
28 August 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 274,462
Financial asset at fair value	₺ 323,482
Fair Value Maturity Date	28 August 2024
02 October 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 229,780
Financial asset at fair value	₺ 253,153
Fair Value Maturity Date	02 October 2024
01 April 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 140,639
Financial asset at fair value	₺ 170,242
Fair Value Maturity Date	01 April 2024
15 April 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 94,501
Financial asset at fair value	₺ 150,592
Fair Value Maturity Date	15 April 2024
24 October 2024 | TL | Currency protected time deposits
Financial assets
Notional amount	₺ 94,501
Financial asset at fair value	₺ 150,393
Fair Value Maturity Date	24 October 2024
10 May 2023 | TL | Currency protected time deposits
Financial assets
Notional amount		₺ 1,564,478
Financial asset at fair value		₺ 2,037,015
Fair Value Maturity Date		10 May 2023
27 February 2023 | TL | Currency protected time deposits
Financial assets
Notional amount		₺ 1,160,181
Financial asset at fair value		₺ 1,565,557
Fair Value Maturity Date		27 February 2023
15 August 2023 | TL | Currency protected time deposits
Financial assets
Notional amount		₺ 1,155,113
Financial asset at fair value		₺ 1,351,781
Fair Value Maturity Date		15 August 2023
16 August 2023 | TL | Currency protected time deposits
Financial assets
Notional amount		₺ 719,717
Financial asset at fair value		₺ 842,611
Fair Value Maturity Date		16 August 2023
11 May 2023 | TL | Currency protected time deposits
Financial assets
Notional amount		₺ 379,577
Financial asset at fair value		₺ 493,978
Fair Value Maturity Date		11 May 2023
2 October 2023 | TL | Currency protected time deposits
Financial assets
Notional amount		₺ 305,578
Financial asset at fair value		₺ 357,476
Fair Value Maturity Date		02 October 2023
Indefinite | TL | Listed debt securities
Financial assets
Notional amount	₺ 73,426
Financial asset at fair value	₺ 106,023
Fair Value Maturity Date	Indefinite
Indefinite | USD | Listed debt securities
Financial assets
Notional amount | $				$ 50,000
Financial asset at fair value		₺ 90,144
Fair Value Maturity Date		Indefinite